UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Argentina — 5.2%
Adecoagro SA(1)	21,700	$231,322
Banco Macro SA, Class B ADR	16,050	1,005,211
BBVA Banco Frances SA ADR	21,071	444,598
Cresud SA ADR(1)	18,248	191,422
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	13,234	208,568
Grupo Financiero Galicia SA, Class B ADR	37,202	1,059,141
IRSA Inversiones y Representaciones SA ADR(1)	14,076	208,747
Pampa Energia SA ADR(1)	20,330	415,952
Petrobras Argentina SA ADR	39,326	253,259
Telecom Argentina SA ADR	38,614	722,854
Transportadora de Gas del Sur SA ADR	39,857	248,708
YPF SA ADR	39,900	803,985

		$5,793,767

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$149,040
Botswana Insurance Holdings, Ltd.	259,400	392,417
Engen Botswana, Ltd.	177,211	134,407
First National Bank of Botswana, Ltd.	710,000	238,290
Letshego Holdings, Ltd.	1,188,500	297,631

		$1,211,785

China — 15.6%
58.com, Inc. ADR(1)	1,316	$71,919
AAC Technologies Holdings, Inc.	17,500	121,129
Agricultural Bank of China, Ltd., Class H	512,000	184,787
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,358,299
Anhui Conch Cement Co., Ltd., Class H	24,000	63,242
ANTA Sports Products, Ltd.	17,000	43,303
Baidu, Inc. ADR(1)	4,880	948,184
Bank of China, Ltd., Class H	1,633,000	661,192
Bank of Communications, Ltd., Class H	209,000	131,726
Beijing Enterprises Holdings, Ltd.	11,500	60,198
Beijing Enterprises Water Group, Ltd.	98,000	58,451
Belle International Holdings, Ltd.	85,000	51,838
Brilliance China Automotive Holdings, Ltd.	56,000	55,307
BYD Co., Ltd., Class H(1)	14,500	84,797
CGN Power Co., Ltd., Class H(2)	155,000	49,659
China Cinda Asset Management Co., Ltd., Class H	147,000	48,137
China CITIC Bank Corp., Ltd., Class H(1)	204,000	128,201
China Communications Construction Co., Ltd., Class H	119,000	142,840
China Conch Venture Holdings, Ltd.	23,500	47,669
China Construction Bank Corp., Class H	1,686,000	1,070,824

Security	Shares	Value

China (continued)
China Everbright, Ltd.	24,000	$47,254
China Galaxy Securities Co., Ltd., Class H	59,500	52,187
China Gas Holdings, Ltd.	42,000	60,745
China Huishan Dairy Holdings Co., Ltd.	111,000	41,295
China Life Insurance Co., Ltd., Class H	153,000	352,444
China Mengniu Dairy Co., Ltd.	69,000	116,687
China Merchants Bank Co., Ltd., Class H	102,500	224,802
China Merchants Holdings (International) Co., Ltd.	22,000	65,398
China Minsheng Banking Corp., Ltd., Class H	144,500	135,542
China Mobile, Ltd.	124,000	1,423,615
China Overseas Land & Investment, Ltd.	88,000	279,335
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	208,283
China Petroleum & Chemical Corp., Class H	566,000	399,573
China Pharmaceutical Group, Ltd.	84,000	74,333
China Railway Construction Corp., Ltd., Class H	46,500	59,175
China Railway Group, Ltd., Class H	86,000	68,071
China Resources Gas Group, Ltd.	20,000	56,597
China Resources Land, Ltd.	65,777	161,425
China Resources Power Holdings Co., Ltd.	34,000	57,352
China Shenhua Energy Co., Ltd., Class H	88,500	149,247
China State Construction International Holdings, Ltd.	42,000	65,316
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	87,106
China Telecom Corp., Ltd., Class H	322,000	159,824
China Unicom (Hong Kong), Ltd.	138,000	161,500
China Vanke Co., Ltd., Class H	26,700	66,849
CITIC Securities Co., Ltd., Class H	39,500	86,812
CITIC, Ltd.	101,000	147,288
CNOOC, Ltd.	398,000	491,657
CRRC Corp., Ltd., Class H	79,750	77,603
Ctrip.com International, Ltd. ADR(1)	5,100	222,411
Dalian Wanda Commercial Properties Co., Ltd., Class H(2)	10,400	68,152
Dongfeng Motor Group Co., Ltd., Class H	54,000	59,011
Evergrande Real Estate Group, Ltd.	76,000	56,354
Geely Automobile Holdings, Ltd.	115,000	57,166
GF Securities Co., Ltd., Class H(1)	24,600	56,147
Great Wall Motor Co., Ltd., Class H	53,500	40,247
Guangdong Investment, Ltd.	48,000	67,779
Haier Electronics Group Co., Ltd.	17,000	28,552
Haitong Securities Co., Ltd., Class H	60,000	99,157
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	17,000	152,317
Huaneng Power International, Inc., Class H	68,000	48,589
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	795,606
JD.com, Inc. ADR(1)	6,024	153,973
Kunlun Energy Co., Ltd.	66,000	57,294
Lenovo Group, Ltd.	160,000	125,959

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
NetEase, Inc. ADR	1,381	$194,307
New China Life Insurance Co., Ltd., Class H	16,000	52,261
New Oriental Education & Technology Group, Inc. ADR	2,374	92,966
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	51,714
PetroChina Co., Ltd., Class H	478,000	349,719
PICC Property & Casualty Co., Ltd., Class H	92,000	166,884
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	511,546
Qihoo 360 Technology Co., Ltd. ADR(1)	1,692	128,490
Qunar Cayman Islands, Ltd. ADR(1)	977	39,871
Semiconductor Manufacturing International Corp.(1)	478,000	38,681
Shanghai Electric Group Co., Ltd., Class H	14,000	5,852
Shenzhou International Group Holdings, Ltd.	12,000	61,957
Shimao Property Holdings, Ltd.	30,500	42,095
Sino Biopharmaceutical, Ltd.	90,000	63,774
Sinopharm Group Co., Ltd., Class H	22,400	95,743
SouFun Holdings, Ltd. ADR(1)	5,969	33,964
TAL Education Group ADR(1)	758	43,858
Tencent Holdings, Ltd.	105,200	2,140,642
Tingyi (Cayman Islands) Holding Corp.	34,000	39,782
Vipshop Holdings, Ltd. ADR(1)	6,998	95,453
Want Want China Holdings, Ltd.	103,000	78,869
YY, Inc. ADR(1)	536	33,672
Zhuzhou CRRC Times Electric Co., Ltd.	11,000	62,587

		$17,272,418

Georgia — 2.1%
BGEO Group PLC	46,500	$1,558,178
TBC Bank JSC GDR(4)	72,600	762,200

		$2,320,378

Hong Kong — 0.1%
Alibaba Pictures Group, Ltd.(1)	230,000	$53,732
ENN Energy Holdings, Ltd.	14,000	68,287

		$122,019

Iceland — 3.9%
Eimskipafelag Islands HF	290,000	$563,510
Hagar HF	1,432,000	562,373
HB Grandi HF	1,649,000	480,298
Icelandair Group HF	2,673,000	787,302
Marel HF	397,000	831,516
Reginn HF(1)	1,637,000	298,001
Reitir Fasteignafelag HF(1)	800,000	566,169
Siminn HF(1)	9,776,000	231,952

		$4,321,121

Security	Shares	Value

India — 10.1%
Adani Ports and Special Economic Zone, Ltd.	32,802	$117,301
Adani Power, Ltd.(1)	9,483	4,551
Ambuja Cements, Ltd.	34,300	113,974
Apollo Hospitals Enterprise, Ltd.	4,100	80,811
Asian Paints, Ltd.	13,100	171,222
Aurobindo Pharma, Ltd.	12,500	142,449
Bajaj Auto, Ltd.	3,900	145,960
Bharat Petroleum Corp., Ltd.	8,500	125,244
Bharti Airtel, Ltd.	49,100	268,967
Bharti Infratel, Ltd.	22,400	126,106
Bosch, Ltd.	300	88,466
Cipla, Ltd.	15,800	127,797
Coal India, Ltd.	32,900	143,181
Dabur India, Ltd.	26,600	110,080
Dr. Reddy’s Laboratories, Ltd.	5,200	239,879
Eicher Motors, Ltd.	600	180,249
GAIL (India), Ltd.	20,200	108,983
Glenmark Pharmaceuticals, Ltd.	7,500	93,445
Godrej Consumer Products, Ltd.	5,900	117,035
HCL Technologies, Ltd.	23,400	264,152
Hero MotoCorp, Ltd.	2,600	113,502
Hindustan Unilever, Ltd.	30,700	401,979
Housing Development Finance Corp., Ltd.	59,700	979,709
ICICI Bank, Ltd.	50,100	177,623
Idea Cellular, Ltd.	39,000	69,691
Indiabulls Housing Finance, Ltd.	13,600	142,734
Infosys, Ltd.	71,200	1,293,219
ITC, Ltd.	91,200	447,380
Larsen & Toubro, Ltd.	13,900	261,735
LIC Housing Finance, Ltd.	14,300	99,564
Lupin, Ltd.	9,500	229,258
Mahindra & Mahindra, Ltd.	16,300	326,550
Marico, Ltd.	24,300	95,141
Maruti Suzuki India, Ltd.	4,600	262,585
Nestle India, Ltd.	1,200	103,277
Oil & Natural Gas Corp., Ltd.	41,500	135,832
Reliance Industries, Ltd.	51,800	764,381
Shriram Transport Finance Co., Ltd.	7,800	112,149
State Bank of India	69,500	197,342
Sun Pharmaceutical Industries, Ltd.	39,420	482,110
Tata Consultancy Services, Ltd.	19,000	726,800
Tata Motors, Ltd.(1)	36,400	222,719
Tata Motors, Ltd., Class A(1)	21,400	95,882
Tech Mahindra, Ltd.	12,100	88,220
United Spirits, Ltd.(1)	2,300	82,129
UPL, Ltd.	15,400	125,068

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Wipro, Ltd.	26,300	$218,756
Zee Entertainment Enterprises, Ltd.	26,600	166,203

		$11,191,390

Indonesia — 3.4%
Astra International Tbk PT	818,200	$415,199
Bank Central Asia Tbk PT	480,600	474,304
Bank Mandiri Tbk PT	392,400	285,245
Bank Negara Indonesia Persero Tbk PT	332,500	115,122
Bank Rakyat Indonesia Tbk PT	460,200	359,640
Charoen Pokphand Indonesia Tbk PT	323,900	90,875
Gudang Garam Tbk PT	21,100	110,574
Hanjaya Mandala Sampoerna Tbk PT	15,900	120,260
Indocement Tunggal Prakarsa Tbk PT	65,300	97,275
Indofood CBP Sukses Makmur Tbk PT	58,700	67,859
Indofood Sukses Makmur Tbk PT	197,300	106,048
Kalbe Farma Tbk PT	938,300	97,563
Lippo Karawaci Tbk PT	921,000	70,764
Matahari Department Store Tbk PT	106,100	152,133
Perusahaan Gas Negara Persero Tbk	486,700	96,176
Semen Indonesia Persero Tbk PT	129,600	96,874
Summarecon Agung Tbk PT	529,600	62,483
Surya Citra Media Tbk PT	305,200	73,737
Telekomunikasi Indonesia Tbk PT	2,006,900	538,437
Unilever Indonesia Tbk PT	62,200	200,332
United Tractors Tbk PT	76,200	86,260

		$3,717,160

Kazakhstan — 2.7%
Central Asia Metals PLC	157,000	$410,696
Halyk Savings Bank of Kazakhstan JSC GDR(4)	191,650	689,805
KAZ Minerals PLC(1)	225,225	564,653
KazMunaiGas Exploration Production GDR(4)	159,909	1,074,966
Kcell JSC GDR(4)	91,042	264,019

		$3,004,139

Kenya — 2.3%
ARM Cement, Ltd.	96,800	$35,405
British-American Investments Co. Kenya, Ltd.	254,700	33,504
Centum Investment Co., Ltd.(1)	153,200	68,363
Co-operative Bank of Kenya, Ltd. (The)	672,533	129,316
East African Breweries, Ltd.	180,104	534,128
Equity Group Holdings, Ltd.	929,100	369,894
KCB Group, Ltd.	1,034,200	419,145

Security	Shares	Value

Kenya (continued)
Kenya Airways, Ltd.(1)	383,378	$16,398
Kenya Electricity Generating Co., Ltd.	637,525	53,750
Kenya Power & Lighting, Ltd.	313,400	35,730
NIC Bank, Ltd.	209,800	77,817
Safaricom, Ltd.	4,553,317	765,799

		$2,539,249

Latvia — 0.1%
Grindeks(1)	7,746	$42,188
SAF Tehnika	28,900	111,117

		$153,305

Mauritius — 2.2%
Alteo, Ltd.	52,987	$41,557
CIEL, Ltd.	430,500	76,627
CIM Financial Services, Ltd.	238,300	49,755
ENL Land, Ltd.(1)	72,211	90,888
Gamma Civic, Ltd.	81,886	54,720
Harel Mallac & Co., Ltd.	31,500	75,449
Ireland Blyth, Ltd.	7,800	26,384
LUX Island Resorts, Ltd.	62,400	105,938
MCB Group, Ltd.	138,908	835,969
New Mauritius Hotels, Ltd.	305,790	188,701
New Mauritius Hotels, Ltd., PFC Shares	101,930	33,849
Omnicane, Ltd.	15,009	28,648
Phoenix Beverages, Ltd.	10,200	104,017
Rogers & Co., Ltd.	187,150	146,023
SBM Holdings, Ltd.	19,639,106	357,849
Sun, Ltd., Class A(1)	65,600	64,146
Terra Mauricia, Ltd.	90,156	78,683
Vivo Energy Mauritius, Ltd.	23,359	61,200

		$2,420,403

Mexico — 4.9%
Alfa SAB de CV, Series A	113,000	$212,540
America Movil SAB de CV, Series L ADR	56,400	798,624
Cemex SAB de CV ADR(1)	54,912	409,094
Coca-Cola Femsa SAB de CV ADR	1,600	139,664
Fibra Uno Administracion SA de CV	92,700	220,211
Fomento Economico Mexicano SAB de CV ADR	6,200	577,902
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	103,862
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	900	138,456
Grupo Bimbo SAB de CV, Series A	61,000	185,752
Grupo Carso SAB de CV, Series A1	20,500	98,743

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O	94,200	$535,590
Grupo Financiero Inbursa SAB de CV, Class O	95,900	187,958
Grupo Financiero Santander Mexico SAB de CV ADR	15,600	142,584
Grupo Mexico SAB de CV, Series B	141,200	359,142
Grupo Televisa SAB ADR	16,200	473,526
Industrias Penoles SAB de CV	5,800	90,614
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	120,765
Mexichem SAB de CV	38,100	96,243
Promotora y Operadora de Infraestructura SAB de CV	8,500	107,758
Wal-Mart de Mexico SAB de CV, Series V	165,700	409,515

		$5,408,543

Norway — 0.2%
Telenor ASA	9,700	$166,900

		$166,900

Pakistan — 4.6%
Abbott Laboratories Pakistan, Ltd.	14,900	$95,243
Askari Bank, Ltd.	333,400	58,731
Bank AL Habib, Ltd.	435,300	173,047
Bank Alfalah, Ltd.	374,800	90,219
Dawood Hercules Corp., Ltd.	76,500	88,737
Engro Corp., Ltd.	125,700	374,019
Fatima Fertilizer Co., Ltd.	232,000	67,824
Fauji Cement Co., Ltd.	332,500	136,412
Fauji Fertilizer Bin Qasim, Ltd.	148,300	76,410
Fauji Fertilizer Co., Ltd.	307,400	313,749
Ferozsons Laboratories, Ltd.	11,500	88,502
Habib Bank, Ltd.	301,700	543,013
Habib Metropolitan Bank, Ltd.	269,300	76,044
Hub Power Co., Ltd.	228,100	235,279
IGI Insurance, Ltd.	36,000	76,951
Indus Motor Co., Ltd.	9,200	83,310
K-Electric, Ltd.(1)	1,167,800	79,675
Kohat Cement Co., Ltd.	36,300	90,107
Kot Addu Power Co., Ltd.	138,400	99,819
Lucky Cement, Ltd.	85,100	448,038
Maple Leaf Cement Factory, Ltd.	135,500	123,077
MCB Bank, Ltd.	283,400	572,615
Millat Tractors, Ltd.	13,100	65,142
National Bank of Pakistan	284,700	150,968
Nishat Mills, Ltd.	79,900	81,388
Packages, Ltd.	16,600	99,208
Pak Elektron, Ltd.	139,300	82,930
Pak Suzuki Motor Co., Ltd.	18,600	67,565

Security	Shares	Value

Pakistan (continued)
Pakistan Telecommunication Co., Ltd.	448,400	$61,097
Searle Co., Ltd. (The)	33,000	138,772
SUI Southern Gas Co., Ltd.(1)	209,600	56,946
United Bank, Ltd.	198,400	310,541

		$5,105,378

Peru — 0.9%
Cia de Minas Buenaventura SA ADR(1)	29,856	$303,038
Southern Copper Corp.	24,638	731,010

		$1,034,048

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$101,785
Aboitiz Power Corp.	39,500	37,788
Alliance Global Group, Inc.	85,700	26,460
Ayala Corp.	8,570	140,752
Ayala Land, Inc.	291,600	215,149
Bank of the Philippine Islands	21,799	42,056
BDO Unibank, Inc.	63,210	134,659
DMCI Holdings, Inc.	110,400	29,315
Energy Development Corp.	250,600	31,477
Globe Telecom, Inc.	1,375	64,237
GT Capital Holdings, Inc.	3,100	90,239
International Container Terminal Services, Inc.	13,610	18,843
JG Summit Holding, Inc.	101,690	176,401
Jollibee Foods Corp.	11,680	57,139
Megaworld Corp.	307,500	24,665
Metro Pacific Investments Corp.	549,800	68,019
Metropolitan Bank & Trust Co.	13,903	24,075
Philippine Long Distance Telephone Co.	3,815	139,468
Robinsons Land Corp.	76,300	44,037
SM Investments Corp.	4,320	86,788
SM Prime Holdings, Inc.	324,100	156,287
Universal Robina Corp.	34,300	152,313

		$1,861,952

Qatar — 0.2%
Ooredoo QSC	9,600	$241,530

		$241,530

Romania — 2.4%
Banca Transilvania SA(1)	1,302,384	$894,701
BRD-Groupe Societe Generale SA	107,617	254,140
Bursa de Valori Bucuresti SA	265	1,734

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Romania (continued)
Electrica SA	94,200	$293,872
New Europe Property Investments PLC	32,790	413,259
OMV Petrom SA	2,775,100	163,238
Societatea Nationala de Gaze Naturale ROMGAZ SA	47,400	284,867
Societatea Nationala Nuclearelectrica SA	63,658	82,885
Transelectrica SA	15,400	116,128
Transgaz SA Medias	3,060	208,060

		$2,712,884

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$364,136
Energoprojekt Holding AD Beograd	62,500	622,392
Gosa AD Montaza Velika Plana	1,378	19,078
Komercijalna Banka AD Beograd(1)	25,650	343,408
Metalac AD(1)	4,700	115,508
NIS AD Novi Sad	216,465	1,227,725

		$2,692,247

Singapore — 1.5%
Yoma Strategic Holdings, Ltd.(1)	4,295,333	$1,717,399

		$1,717,399

South Korea — 8.3%
AMOREPACIFIC Corp.	590	$210,417
AMOREPACIFIC Group	650	95,416
BNK Financial Group, Inc.	5,972	48,571
Celltrion, Inc.(1)	1,339	117,809
CJ CheilJedang Corp.	220	73,078
CJ Corp.	300	56,147
Coway Co., Ltd.	1,200	103,893
Dongbu Insurance Co., Ltd.	1,100	67,425
E-MART, Inc.	420	67,462
GS Holdings Corp.	1,100	53,105
Hana Financial Group, Inc.	6,400	143,517
Hankook Tire Co., Ltd.	1,500	69,770
Hanmi Pharmaceutical Co., Ltd.	112	58,367
Hanwha Chemical Corp.	2,200	48,176
Hotel Shilla Co., Ltd.	930	59,615
Hyosung Corp.	500	53,495
Hyundai Development Co.- Engineering & Construction	1,700	74,890
Hyundai Engineering & Construction Co., Ltd.	1,750	61,305
Hyundai Glovis Co., Ltd.	370	61,500
Hyundai Heavy Industries Co., Ltd.(1)	850	85,995
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	38,969

Security	Shares	Value

South Korea (continued)
Hyundai Mobis Co., Ltd.	1,200	$273,482
Hyundai Motor Co.	2,600	326,226
Hyundai Motor Co., PFC Shares	550	46,964
Hyundai Motor Co., Second PFC Shares	760	66,481
Hyundai Steel Co.	1,600	87,762
Industrial Bank of Korea	5,900	62,714
Kakao Corp.	600	52,781
Kangwon Land, Inc.	2,800	104,669
KB Financial Group, Inc.	6,750	206,530
KCC Corp.	120	44,620
Kia Motors Corp.	4,600	192,932
Korea Aerospace Industries, Ltd.	900	53,310
Korea Electric Power Corp.	4,500	244,434
Korea Zinc Co., Ltd.	199	86,292
KT&G Corp.	1,930	207,929
LG Chem, Ltd.	800	207,515
LG Corp.	2,000	119,199
LG Display Co., Ltd.	4,300	89,507
LG Electronics, Inc.	2,000	101,770
LG Household & Health Care, Ltd.	170	149,680
LG Uplus Corp.	5,400	52,973
Lotte Chemical Corp.	340	86,724
Lotte Shopping Co., Ltd.	270	64,283
Naver Corp.	490	290,397
NCsoft Corp.	330	66,128
ORION Corp.	70	56,951
POSCO	1,220	255,608
S-Oil Corp.	900	68,403
Samsung C&T Corp.	1,350	154,710
Samsung Electro-Mechanics Co., Ltd.	1,100	50,073
Samsung Electronics Co., Ltd.	1,830	1,994,390
Samsung Electronics Co., Ltd., PFC Shares	340	310,518
Samsung Fire & Marine Insurance Co., Ltd.	600	154,670
Samsung Life Insurance Co., Ltd.	1,450	139,102
Samsung SDI Co., Ltd.	1,100	109,548
Samsung SDS Co., Ltd.	550	82,008
Samsung Securities Co., Ltd.	1,400	48,082
Shinhan Financial Group Co., Ltd.	7,350	269,495
SK Holdings Co., Ltd.	632	123,865
SK Hynix, Inc.	10,000	245,278
SK Innovation Co., Ltd.	1,300	175,575
Woori Bank	7,000	64,316

		$9,236,816

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan — 6.0%
Advanced Semiconductor Engineering, Inc.	119,000	$114,506
Advantech Co., Ltd.	7,000	49,334
Asia Cement Corp.	52,000	46,263
Asustek Computer, Inc.	12,000	105,196
AU Optronics Corp.	156,000	44,640
Catcher Technology Co., Ltd.	12,000	83,986
Cathay Financial Holding Co., Ltd.	134,000	150,052
Chailease Holding Co., Ltd.	11,440	19,145
Chang Hwa Commercial Bank, Ltd.	108,850	56,746
Cheng Shin Rubber Industry Co., Ltd.	28,000	58,099
China Development Financial Holding Corp.	248,000	63,086
China Life Insurance Co., Ltd.	38,500	28,935
China Steel Corp.	210,000	147,225
Chunghwa Telecom Co., Ltd.	64,000	216,079
Compal Electronics, Inc.	95,000	55,764
CTBC Financial Holding Co., Ltd.	255,259	129,359
Delta Electronics, Inc.	33,680	156,010
E.Sun Financial Holding Co., Ltd.	125,824	69,643
Eclat Textile Co., Ltd.	3,068	34,920
Far Eastern New Century Corp.	59,700	44,583
Far EasTone Telecommunications Co., Ltd.	32,000	72,157
Feng TAY Enterprise Co., Ltd.	6,000	25,781
First Financial Holding Co., Ltd.	165,870	81,119
Formosa Chemicals & Fibre Corp.	59,000	150,343
Formosa Petrochemical Corp.	22,000	62,400
Formosa Plastics Corp.	70,000	173,846
Foxconn Technology Co., Ltd.	18,110	37,255
Fubon Financial Holding Co., Ltd.	112,000	135,668
Giant Manufacturing Co., Ltd.	6,000	35,976
Hermes Microvision, Inc.	1,000	30,622
Hon Hai Precision Industry Co., Ltd.	227,850	542,753
Hotai Motor Co., Ltd.	5,000	49,236
Hua Nan Financial Holdings Co., Ltd.	124,154	60,152
Innolux Corp.	180,000	55,550
Largan Precision Co., Ltd.	2,000	139,608
Lite-On Technology Corp.	25,125	30,517
MediaTek, Inc.	24,000	170,208
Mega Financial Holding Co., Ltd.	179,476	127,193
Nan Ya Plastics Corp.	85,000	166,121
Novatek Microelectronics Corp., Ltd.	6,000	20,907
Pegatron Corp.	30,000	63,200
Pou Chen Corp.	42,000	52,797
President Chain Store Corp.	10,000	70,704
Quanta Computer, Inc.	51,000	81,976
Shin Kong Financial Holding Co., Ltd.	177,960	35,917
Shuang Bang Industrial Corp.	14,662	9,351

Security	Shares	Value

Taiwan (continued)
Siliconware Precision Industries Co., Ltd.	17,914	$26,524
SinoPac Financial Holdings Co., Ltd.	171,182	50,581
Synnex Technology International Corp.	31,000	30,703
Taishin Financial Holding Co., Ltd.	149,000	56,210
Taiwan Cement Corp.	67,000	68,152
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	60,283
Taiwan Mobile Co., Ltd.	31,000	102,187
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	1,823,964
Teco Electric & Machinery Co., Ltd.	24,000	18,922
Uni-President Enterprises Corp.	82,960	149,344
United Microelectronics Corp.	220,000	81,612
Yuanta Financial Holding Co., Ltd.	158,675	52,225

		$6,675,635

Thailand — 0.4%
PTT Exploration & Production PCL(5)	53,050	$113,969
TTCL PCL(5)	767,100	343,800

		$457,769

Vietnam — 11.5%
An Phu Irradiation JSC	75,510	$57,549
Bank for Foreign Trade of Vietnam JSC	410,815	846,942
Bao Viet Holdings	111,500	304,079
Century Synthetic Fiber Corp.	136,620	164,317
Danang Rubber JSC	51,920	108,128
Dien Quang JSC	61,000	184,435
FPT Corp.	80,427	175,178
Gemadept Corp.	40,700	75,501
HA TIEN 1 Cement JSC(1)	192,400	237,125
Ho Chi Minh City Infrastructure Investment JSC	262,900	292,192
Hoa Phat Group JSC	155,605	233,635
Hoa Sen Group	55,172	116,331
Hung Vuong Corp.(1)	233,760	113,216
Imexpharm Pharmaceutical JSC	22,770	48,101
KIDO Group Corp.	243,900	287,596
Kinh Bac City Development Share Holding Corp.(1)	268,100	165,813
Masan Group Corp.(1)	604,200	1,894,761
Nam Long Investment Corp.	110,000	115,492
PetroVietnam Drilling & Well Services JSC	199,286	217,635
PetroVietnam Fertilizer & Chemical JSC	205,250	271,348
PetroVietnam Gas JSC	83,000	189,810
PetroVietnam Technical Services Corp.	294,900	227,211
Pha Lai Thermal Power JSC	186,000	149,204
Refrigeration Electrical Engineering Corp.	100,000	105,819
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	167,034

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Saigon Securities, Inc.(1)	400,730	$384,377
Saigon Thuong Tin Commercial JSB(1)	977,216	450,830
Son Ha International Corp.	483,900	236,358
Tan Tao Investment & Industry JSC(1)	675,400	139,212
TNG Investment & Trading JSC(1)	204,660	171,372
Traphaco JSC	18,690	95,538
Truong Thanh Furniture Corp.(1)	341,800	459,821
Vietnam Construction and Import-Export JSC	251,400	117,182
Vietnam Dairy Products JSC	182,200	1,134,423
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	111,450
Vingroup JSC(1)	1,071,631	2,522,749
Vinh Hoan Corp.	98,180	127,113
Vinh Son - Song Hinh Hydropower JSC	101,700	67,073

		$12,765,950

Total Common Stocks (identified cost $112,568,098)		$104,144,185

Investment Funds — 1.4%

Security	Shares	Value

Romania — 1.4%
Fondul Proprietatea SA	8,062,549	$1,541,481

Total Investment Funds (identified cost $1,747,639)		$1,541,481

Short-Term Investments — 4.4%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/16/16(6)	$1,000	$999,826

Total U.S. Treasury Obligations (identified cost $999,588)		$999,826

Other — 3.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(7)	$3,921	$3,921,356

Total Other (identified cost $3,921,356)		$3,921,356

Total Short-Term Investments (identified cost $4,920,944)		$4,921,182

Total Investments — 99.6% (identified cost $119,236,681)		$110,606,848

Other Assets, Less Liabilities — 0.4%		$415,650

Net Assets — 100.0%		$111,022,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $117,811 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $2,790,990 or 2.5% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.1%	$34,479,179
Information Technology	13.6	15,108,151
Consumer Staples	9.7	10,750,503
Industrials	7.7	8,573,463
Energy	7.2	7,994,841
Materials	7.1	7,930,443
Consumer Discretionary	6.4	7,143,700
Telecommunication Services	6.0	6,648,016
Utilities	2.8	3,104,207
Health Care	2.2	2,411,682
Investment Funds	1.4	1,541,481
Short-Term Investments	4.4	4,921,182

Total Investments	99.6%	$110,606,848

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	973,957	THB	35,004,000	Standard Chartered Bank	5/9/16	$—	$(28,070)
EUR	1,108,126	USD	1,251,130	BNP Paribas	5/17/16	18,241	—
EUR	757,048	USD	863,428	BNP Paribas	5/17/16	3,778	—
EUR	68,000	USD	76,286	JPMorgan Chase Bank, N.A.	5/17/16	1,609	—
EUR	349,798	USD	390,636	Standard Chartered Bank	5/17/16	10,062	—
EUR	783,990	USD	870,789	Standard Chartered Bank	5/17/16	27,280	—
EUR	24,235	USD	26,646	Standard Chartered Bank	5/17/16	1,115	—
EUR	1,099,874	USD	1,247,076	Standard Chartered Bank	5/17/16	12,841	—
EUR	1,524,001	USD	1,742,549	Standard Chartered Bank	5/17/16	3,211	—
USD	554,129	EUR	507,802	BNP Paribas	5/17/16	—	(27,564)
USD	549,525	EUR	504,588	BNP Paribas	5/17/16	—	(28,486)
USD	2,964,389	EUR	2,644,617	JPMorgan Chase Bank, N.A.	5/17/16	—	(65,048)
USD	249,650	EUR	222,720	JPMorgan Chase Bank, N.A.	5/17/16	—	(5,478)
USD	2,660,120	EUR	2,373,170	JPMorgan Chase Bank, N.A.	5/17/16	—	(58,371)
USD	10,907,222	EUR	9,730,647	JPMorgan Chase Bank, N.A.	5/17/16	—	(239,338)
USD	2,965,940	EUR	2,646,000	JPMorgan Chase Bank, N.A.	5/17/16	—	(65,082)
USD	3,941,203	KRW	4,805,115,000	BNP Paribas	5/18/16	—	(262,640)
USD	203,821	NOK	1,747,958	Standard Chartered Bank	6/13/16	—	(13,227)
USD	305,946	SGD	415,000	BNP Paribas	6/14/16	—	(2,333)
USD	1,301,278	SGD	1,802,400	Standard Chartered Bank	6/14/16	—	(37,621)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(264,015)
USD	951,933	CNH	6,275,000	Citibank, N.A.	1/11/17	—	(1,520)
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(293,828)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(269,673)
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(123,675)

						$78,137	$(1,785,969)

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
E-mini MSCI Emerging Markets Index	218	Long	Jun-16	$8,611,000	$9,138,560	$527,560
SET50 Index	95	Short	Jun-16	(486,041)	(482,572)	3,469

						$531,029

SET:  Stock Exchange of Thailand.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
KRW	–	South Korean Won
NOK	–	Norwegian Krone
SGD	–	Singapore Dollar
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $115,315,325)	$106,685,492
Affiliated investment, at value (identified cost, $3,921,356)	3,921,356
Cash	961,285
Restricted cash*	930,615
Foreign currency, at value (identified cost, $277,479)	277,776
Dividends receivable	152,219
Interest receivable from affiliated investment	1,410
Receivable for investments sold	14,578
Receivable for open forward foreign currency exchange contracts	78,137
Other assets	25,591
Total assets	$113,048,459

Liabilities
Payable for variation margin on open financial futures contracts	$33,565
Payable for open forward foreign currency exchange contracts	1,785,969
Payable to affiliates:
Investment adviser fee	91,001
Trustees’ fees	493
Accrued expenses	114,933
Total liabilities	$2,025,961
Net Assets applicable to investors’ interest in Portfolio	$111,022,498

Sources of Net Assets
Investors’ capital	$120,823,289
Net unrealized depreciation	(9,800,791)
Total	$111,022,498

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Dividends (net of foreign taxes, $86,487)	$754,836
Interest (net of foreign taxes, $19)	958
Interest allocated from affiliated investment	11,591
Expenses allocated from affiliated investment	(527)
Total investment income	$766,858

Expenses
Investment adviser fee	$526,955
Trustees’ fees and expenses	2,855
Custodian fee	110,050
Legal and accounting services	29,295
Miscellaneous	7,792
Total expenses	$676,947

Net investment income	$89,911

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(8,481,447)
Investment transactions allocated from affiliated investment	21
Financial futures contracts	(826,221)
Foreign currency and forward foreign currency exchange contract transactions	(31,493)
Net realized loss	$(9,339,140)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $7,158)	$5,949,877
Financial futures contracts	174,370
Foreign currency and forward foreign currency exchange contracts	(1,498,946)
Net change in unrealized appreciation (depreciation)	$4,625,301

Net realized and unrealized loss	$(4,713,839)

Net decrease in net assets from operations	$(4,623,928)

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$89,911	$1,701,985
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(9,339,140)	(3,230,971)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	4,625,301	(14,200,847)
Net decrease in net assets from operations	$(4,623,928)	$(15,729,833)
Capital transactions —
Contributions	$13,724,898	$133,663,505
Withdrawals	(11,860,444)	(54,711,266)
Net increase in net assets from capital transactions	$1,864,454	$78,952,239

Net increase (decrease) in net assets	$(2,759,474)	$63,222,406

Net Assets
At beginning of period	$113,781,972	$50,559,566
At end of period	$111,022,498	$113,781,972

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Supplementary Data

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014 (1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.29	%(3)	1.32%	1.63%
Net investment income (loss)	0.17	%(3)	1.61%	(0.19)%
Portfolio Turnover	30	%(4)	27%	112%

Total Return	(4.61	)%(4)	(14.05)%	1.10%

Net assets, end of period (000’s omitted)	$111,022		$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2016, Eaton Vance Global Macro Capital Opportunities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

26

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the
By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

27

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2016, the Portfolio’s investment adviser fee amounted to $526,955 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $30,948,217 and $29,774,735, respectively, for the six months ended April 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,443,878

Gross unrealized appreciation	$6,911,625
Gross unrealized depreciation	(15,748,655)

Net unrealized depreciation	$(8,837,030)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $1,785,969. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,389,826 at April 30, 2016.

28

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$531,029	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	78,137	(2)	(1,785,969	)(3)

Total		$609,166		$(1,785,969)

Derivatives not subject to master netting or similar agreements		$531,029		$—

Total Derivatives subject to master netting or similar agreements		$78,137		$(1,785,969)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	$22,019	$(22,019)	$—	$—	$—
JPMorgan Chase Bank, N.A.	1,609	(1,609)	—	—	—
Standard Chartered Bank	54,509	(54,509)	—	—	—

	$78,137	$(78,137)	$—	$—	$—

29

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(264,015)	$—	$264,015	$—	$—
BNP Paribas	(321,023)	22,019	—	280,000	(19,004)
Citibank, N.A.	(1,520)	—	—	—	(1,520)
JPMorgan Chase Bank, N.A.	(433,317)	1,609	19,997	30,000	(381,711)
Standard Chartered Bank	(766,094)	54,509	709,876	1,709	—

	$(1,785,969)	$78,137	$993,888	$311,709	$(402,235)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2016 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Financial futures contracts	$(826,221)	$174,370
Foreign Exchange	Forward foreign currency exchange contracts	(39,389)	(1,567,815)

Total		$(865,610)	$(1,393,445)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2016, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$10,128,000	$653,000	$46,425,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2016.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

30

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$3,417,367	$69,710,658	$0	$73,128,025
Developed Europe	—	166,900	—	166,900
Emerging Europe	4,321,121	7,878,814	—	12,199,935
Latin America	12,236,358	—	—	12,236,358
Middle East/Africa	75,449	6,337,518	—	6,412,967

Total Common Stocks	$20,050,295	$84,093,890 **	$0	$104,144,185

Investment Funds	$—	$1,541,481	$—	$1,541,481
Short-Term Investments —
U.S. Treasury Obligations	—	999,826	—	999,826
Other	—	3,921,356	—	3,921,356

Total Investments	$20,050,295	$90,556,553	$0	$110,606,848

Forward Foreign Currency Exchange Contracts	$—	$78,137	$—	$78,137
Futures Contracts	527,560	3,469	—	531,029

Total	$20,577,855	$90,638,159	$0	$111,216,014

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,785,969)	$—	$(1,785,969)

Total	$—	$(1,785,969)	$—	$(1,785,969)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

31

Global Macro Capital Opportunities Portfolio

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented. At April 30, 2016, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Capital Opportunities Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of such investment professionals in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services.

34

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-year period ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Global Macro Capital Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Capital Opportunities Fund and Global Macro Capital Opportunities Portfolio

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473 4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 13, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2016